Turnover and Segment Information - Turnover by Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Turnover	£ 34,099	£ 33,754	£ 30,821
Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	34,071	33,706	30,821
Corporate and Other Unallocated [member]
Disclosure of operating segments [line items]
Turnover	28	48
Pharmaceuticals [member]
Disclosure of operating segments [line items]
Turnover	17,056	17,554	17,269
Pharmaceuticals [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	17,056	17,554	17,269
Vaccines [member]
Disclosure of operating segments [line items]
Turnover	6,982	7,157	5,894
Vaccines [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	6,982	7,157	5,894
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	10,033	8,995	7,658
Consumer Healthcare [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	£ 10,033	£ 8,995	£ 7,658